UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1464

Legg Mason Partners Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS FUNDS, INC.

Legg Mason Partners Short-Term Investment Grade Bond Fund

FORM NQ

SEPTEMBER 30, 2006

Legg Mason Partners Short-Term Investment Grade Bond Fund

Schedule of Investments (unaudited)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES(a) - 31.0%
Automobiles - 1.6%
$5,650,000	BBB	DaimlerChrysler North America Holding Corp., 5.875% due 3/15/11	$5,662,893

Capital Markets - 2.7%
2,775,000	A+	Goldman Sachs Group Inc., Notes, 3.875% due 1/15/09	2,701,607
2,630,000	A1(b)	Kaupthing Bank HF, Notes, 6.125% due 10/4/16 (c)	2,632,104
2,050,000	A-	Lehman Brothers Holdings E-Capital Trust I, Notes, 6.173% due 8/19/65 (d)	2,069,479
2,425,000	A+	Merrill Lynch & Co. Inc., Medium-Term Notes, Series C, 4.790% due 8/4/10	2,390,012

		Total Capital Markets	9,793,202

Chemicals - 0.3%
1,000,000	A-	Dow Chemical Co., 6.000% due 10/1/12	1,035,260

Commercial Banks - 1.4%
50,000	A-	Islandsbanki HF, Medium-Term Notes, 5.519% due 2/22/08 (c)(d)	49,842
1,100,000	A2(b)	Landsbanki Islands HF, 6.100% due 8/25/11 (c)	1,112,682
3,840,000	A-	Wachovia Capital Trust III, Bank Guaranteed, 5.800% due 3/15/42 (d)	3,854,154

		Total Commercial Banks	5,016,678

Commercial Services & Supplies - 0.9%
1,000,000	AA-	International Lease Finance Corp., 5.000% due 4/15/10	986,949
2,000,000	BBB	Waste Management, Inc., Senior Notes, 7.375% due 8/1/10	2,145,472

		Total Commercial Services & Supplies	3,132,421

Consumer Finance - 0.6%
2,000,000	BB	General Motors Acceptance Corp., Notes, 7.750% due 1/19/10	2,050,762

Diversified Financial Services - 6.1%
2,150,000	A	Countrywide Home Loans Inc., Unsecured Notes, Series H, 6.250% due 4/15/09	2,200,650
3,030,000	A	ILFC E-Capital Trust I, 5.900% due 12/21/65 (c)(d)	3,055,043
1,375,000	A-	John Deere Capital Corp., Medium-Term Notes, Series D, 4.125% due 1/15/10	1,332,247
1,000,000	BBB	MUFG Capital Finance 1 Ltd., 6.346% due 7/25/16	1,009,937
1,000,000	BBB+	Nissan Motor Acceptance Corp., Senior Notes, 5.625% due 3/14/11 (c)	1,005,241
3,425,000	AA	Principal Life Global Funding I, Notes, 2.800% due 6/26/08 (c)	3,290,589
		Residential Capital Corp.:
4,000,000	BBB-	Notes, 6.000% due 2/22/11	3,998,924
4,000,000	BBB-	Senior Notes, 6.607% due 4/17/09 (d)	4,031,288
1,850,000	BB+	TNK-BP Finance SA, 6.875% due 7/18/11 (c)	1,895,144

		Total Diversified Financial Services	21,819,063

Diversified Telecommunication Services - 4.1%
		AT&T Inc.:
1,000,000	A	5.300% due 11/15/10	997,968
1,000,000	A	6.250% due 3/15/11	1,033,410
2,000,000	BBB+	British Telecommunications PLC, Notes, 8.375% due 12/15/10	2,243,280
1,000,000	A-	Deutsche Telekom International Finance BV, 8.000% due 6/15/10	1,091,770
1,000,000	BBB-	Embarq Corp., Notes, 6.738% due 6/1/13	1,030,248
1,500,000	A-	France Telecom SA, Notes, 7.750% due 3/1/11	1,644,906
1,500,000	BBB+	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	1,621,951
2,750,000	A	New England Telephone & Telegraph Co., Notes, 5.875% due 4/15/09	2,766,137
1,500,000	BBB+	Telecom Italia Capital SA, 5.969% due 2/1/11 (d)	1,489,457
1,000,000	BBB+	Telefonica Emisiones SAU, 5.690% due 6/19/09 (d)	1,001,361

		Total Diversified Telecommunication Services	14,920,488

Electric Utilities - 1.1%
2,000,000	BBB+	Entergy Gulf States Inc., First Mortgage Notes, 3.600% due 6/1/08	1,939,624

See Notes to Schedule of Investments.

Legg Mason Partners Short-Term Investment Grade Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Electric Utilities - 1.1% (continued)
$1,000,000	BBB	Exelon Corp., Senior Notes, 6.750% due 5/1/11	$1,051,796
1,000,000	BBB-	FirstEnergy Corp., Notes, Series B, 6.450% due 11/15/11	1,044,307

		Total Electric Utilities	4,035,727

Hotels, Restaurants & Leisure - 0.3%
1,000,000	BB+	Caesars Entertainment Inc., Senior Notes, 7.500% due 9/1/09	1,045,945

Independent Power Producers & Energy Traders - 0.5%
1,770,000	BB+	TXU Corp., Senior Notes, Series O, 4.800% due 11/15/09	1,734,023

Industrial Conglomerates - 0.6%
2,000,000	BBB+	Tyco International Group SA, 6.375% due 10/15/11	2,098,832

Insurance - 1.0%
3,600,000	AA	Metropolitan Life Global Funding I, Notes, 2.600% due 6/19/08 (c)	3,435,649

IT Services - 0.2%
790,000	BBB-	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	826,844

Media - 1.6%
1,500,000	BBB-	Clear Channel Communications Inc., 4.250% due 5/15/09	1,450,536
2,000,000	BBB+	Comcast Cable Communications Inc., Senior Notes, 6.750% due 1/30/11	2,103,120
1,000,000	BBB	News America Holdings Inc., 9.250% due 2/1/13	1,183,680
1,000,000	BBB+	Time Warner Inc., 6.875% due 5/1/12	1,058,613
120,000	A-	Walt Disney Co., Medium-Term Notes, 5.490% due 9/10/09 (d)	120,150

		Total Media	5,916,099

Multi-Utilities - 0.3%
1,000,000	BBB	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	1,007,282

Oil, Gas & Consumable Fuels - 5.1%
2,300,000	BBB-	Amerada Hess Corp., 6.650% due 8/15/11	2,415,839
3,390,000	BBB-	Anadarko Finance Co., Senior Notes, Series B, 6.750% due 5/1/11	3,565,446
1,000,000	A-	ConocoPhillips, 4.750% due 10/15/12	980,670
305,000	A-	ConocoPhillips Australia Funding Co., 5.607% due 4/9/09 (d)	305,488
1,500,000	BBB	Devon Financing Corp. ULC, Notes, 6.875% due 9/30/11	1,597,986
1,000,000	BBB	Duke Capital LLC, Senior Notes, 6.250% due 2/15/13	1,028,883
1,000,000	BBB+	Kinder Morgan Energy Partners LP, 6.750% due 3/15/11	1,042,884
1,830,000	A-	Norsk Hydro ASA, Notes, 6.360% due 1/15/09	1,876,776
3,820,000	BBB	Pemex Project Funding Master Trust, Senior Notes, 5.991% due 12/3/12 (c)(d)	3,815,225
725,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	765,451
1,000,000	BBB	XTO Energy Inc., 5.650% due 4/1/16	993,838

		Total Oil, Gas & Consumable Fuels	18,388,486

Paper & Forest Products - 0.3%
1,000,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	1,046,319

Pharmaceuticals - 0.3%
1,000,000	A+	Bristol-Myers Squibb Co, 5.750% due 10/1/11	1,019,729

Real Estate Investment Trusts (REITs) - 0.5%
		iStar Financial Inc.:
1,500,000	BBB	5.650% due 9/15/11	1,502,901
230,000	BBB	Senior Notes, 5.730% due 9/15/09 (c)(d)	230,157

		Total Real Estate Investment Trusts (REITs)	1,733,058

Tobacco - 0.6%
2,000,000	BBB	Altria Group Inc., Notes, 7.000% due 11/4/13	2,183,716

See Notes to Schedule of Investments.

Legg Mason Partners Short-Term Investment Grade Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Wireless Telecommunication Services - 0.9%
$1,000,000	A	New Cingular Wireless Services Inc., Notes, 8.125% due 5/1/12	$1,126,856
2,000,000	BBB+	Sprint Capital Corp., Notes, 8.375% due 3/15/12	2,244,044

		Total Wireless Telecommunication Services	3,370,900

		TOTAL CORPORATE BONDS & NOTES (Cost - $110,521,331)	111,273,376

ASSET-BACKED SECURITIES - 2.3%
Home Equity - 2.3%
625,185	AA	Countrywide Inc., Asset-Backed Certificates, Series 2002-S3, Class M1, 4.800% due 5/25/32	619,380
3,752,240	AAA	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 5.630% due 3/25/35 (c)(d)	3,752,240
3,800,000	Aaa(b)	Irwin Home Equity, Series 2005-1, Class 2A2, 4.720% due 6/25/25	3,753,169

		TOTAL ASSET-BACKED SECURITIES (Cost - $8,193,894)	8,124,789

COLLATERALIZED MORTGAGE OBLIGATIONS (a) - 30.3%
2,335,586	AAA	ABN Amro Mortgage Corp., Series 2003-5, Class A11, PAC, 4.750% due 4/25/33	2,288,656
		American Home Mortgage Investment Trust:
3,693,951	AAA	Series 2005-1, Class 6A, 5.294% due 6/25/45	3,654,865
4,521,644	AAA	Series 2005-4, Class 1A1, 5.620% due 11/25/45 (d)	4,544,186
		Banc of America Funding Corp.:
3,075,346	AAA	Series 2006-D, Class 1A1, 5.500% due 5/20/36 (d)	3,076,513
3,694,422	AAA	Series 2006-E, Class 2A1, 5.883% due 6/20/36 (d)	3,720,283
		Banc of America Mortgage Securities:
1,138,072	AAA	Series 2002-J, Class B1, 4.412% due 9/25/32 (d)	1,134,225
1,997,587	AA+	Series 2003-C1, Class B1, 4.184% due 4/25/33 (d)	1,947,456
4,134,562	AAA	Series 2004-3, Class 1A17, 4.000% due 4/25/34	4,075,336
3,690,135	AAA	Series 2004-E, Class-1A1, 3.512% due 6/25/34 (d)	3,644,453
2,597,127	AAA	CBA Commercial Small Balance Commercial Mortgage, Series 2006-1A, Class A, 5.580% due 6/25/38 (c)(d)	2,597,127
		Countrywide Alternative Loan Trust:
1,334,880	AAA	Series 2005-56, Class 4A1, 5.640% due 11/25/35 (d)	1,339,635
4,118,598	AAA	Series 2005-59, Class 1A2A, 5.706% due 11/20/35 (d)	4,133,438
1,485,245	AAA	Countrywide Asset-Backed Certificates, Series 2005-IM1, Class A2, 5.610% due 7/25/35 (d)	1,486,911
		Countrywide Home Loans:
1,232,647	AAA	Mortgage Pass-Through Trust, Whole Loan, Series 2003-HYB1, Class 1A1, 3.680% due 3/25/33 (d)	1,227,184
3,206,319	AAA	Series 2003-2, Class A2, 4.000% due 3/25/33 (d)	3,120,040
200,676	AAA	Series 2003-HYB3, Class 6A1, 3.897% due 11/19/33 (d)	197,212
2,081,698	AAA	Series 2004-23, Class A, 7.360% due 11/25/34 (d)	2,114,845
1,241,153	AAA	Downey Savings and Loan Association Mortgage Loan Trust, Series 2005- AR1, Class 2A1A, 5.580% due 3/19/45 (d)	1,245,869
		Federal Home Loan Mortgage Corp. (FHLMC):
304,579	AAA	Series 2525, Class AM, 4.500% due 4/15/32	277,552
508,531	AAA	Structured Pass Through Securities, Series T-51, Class 1A, 6.500% due 9/25/43 (d)	518,192
		Federal National Mortgage Association (FNMA):
937,424	AAA	Series 2003-W15, Class 2A4, 4.250% due 8/25/43	929,346
2,677,951	AAA	Whole Loan, Series 2005-W3, Class 3A, 5.540% due 4/25/45 (d)	2,711,425
5,622,285	AAA	First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 1A1, 4.456% due 2/25/35 (d)	5,575,229
1,455,738	AAA	Freddie Mac, Series 2860, Class CP, 4.000% due 10/15/17	1,414,246

See Notes to Schedule of Investments.

Legg Mason Partners Short-Term Investment Grade Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (a) - 30.3% (continued)
$1,337,695	AAA	Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1, 5.560% due 9/25/35 (d)	$1,339,844
2,417,689	AAA	GSMPS Mortgage Loan Trust, 5.680% due 9/25/35 (d)	2,422,539
2,726,159	AA	GSR Mortgage Loan Trust, Series 2004-11, Class B1, 4.560% due 9/25/34 (d)	2,710,674
1,850,033	AAA	Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A, 5.570% due 3/19/37 (d)	1,853,712
2,162,608	AAA	Indymac Index Mortgage Loan Trust, Series 2004-AR14, Class 2A1A, 5.690% due 1/25/35 (d)	2,174,594
3,446,319	AAA	Luminent Mortgage Trust, 5.530% due 2/25/46 (d)	3,444,354
		MASTR:
1,727,941	AAA	Adjustable Rate Mortgages Trust, Series 2003-6, Class-1A2, 2.865% due 12/25/33 (d)	1,749,243
		Asset Securitization Trust:
355,400	AAA	Series 2003-4, Class 6A2, 4.375% due 5/25/33	347,266
1,360,651	AAA	Series 2004-1, Class 1A1, 5.000% due 2/25/34	1,350,754
		Merrill Lynch Mortgage Investors Inc.:
2,724,854	AA+	Series 2003-A2, Class 2M1, 5.141% due 3/25/33 (d)	2,765,431
933,663	AAA	Series 2003-A6, Class 1A, 3.959% due 9/25/33 (d)	932,035
		Structured ARM Loan Trust:
741,890	AAA	Series 2004-04, Class 3A1, 3.640% due 4/25/34 (d)	727,704
1,065,941	AAA	Series 2004-07, Class A1, 5.600% due 6/25/34 (d)	1,066,520
2,005,291	AAA	Series 2005-4, Class 1A1, 5.316% due 3/25/35 (d)	1,993,718
		Structured Asset Securities Corp.:
2,837,906	AA	Series 2002-03, Class B2, 6.500% due 3/25/32	2,864,223
1,075,240	AAA	Series 2002-08A, Class 7A1, 6.441% due 5/25/32 (d)	1,081,979
747,760	AA	Series 2002-11A, Class B2II, 5.886% due 6/25/32 (d)	744,735
879,955	A	Series 2002-16A, Class B2II, 6.362% due 8/25/32 (d)	872,069
2,239,745	AAA	Series 2004-02, Class 4A1, 4.260% due 3/25/34 (d)	2,205,317
1,094,159	AAA	Series 2004-05, Class 1A, 4.442% due 5/25/34 (d)	1,089,451
2,535,413	AAA	Series 2005-RF3, Class 2A, 5.640% due 6/25/35 (c)(d)	2,573,444
		Washington Mutual Inc.:
1,692,709	AAA	Series 2005-AR8, Class 2A1A, 5.620% due 7/25/45 (d)	1,699,646
2,036,565	AAA	Series 2005-AR9, Class A1A, 5.650% due 7/25/45 (d)	2,043,174
		Washington Mutual Mortgage Pass-Through Certificates:
3,553,685	AAA	Series 2003-MS8, Class 1A7, 5.500% due 5/25/33	3,544,054
1,361,930	AAA	Whole Loan, Series 2003-AR5, Class A7, 4.208% due 6/25/33 (d)	1,349,190
4,094,074	AAA	Washington Mutual Pass Through Certificates, Series 2005-AR15, Class A1A2, 5.610% due 11/25/45 (d)	4,112,730
		Wells Fargo Mortgage Backed Securities Trust:
1,200,138	Aaa(b)	Series 2003-4, Class A17, PAC, 4.500% due 6/25/33	1,182,561
1,840,912	A	Series 2004-I, Class B2, 3.366% due 7/25/34 (d)	1,841,138

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $109,519,649)	109,056,323

MORTGAGE-BACKED SECURITIES - 23.4%
FHLMC - 0.6%
		Federal Home Loan Mortgage Corp. (FHLMC):
195,769		7.273% due 6/1/31 (a)(d)	200,493
2,000,000		Reference Notes, 2.875% due 12/15/06	1,990,188

		TOTAL FHLMC	2,190,681

FNMA - 22.8%
		Federal National Mortgage Association (FNMA):
184,503		6.074% due 5/1/32 (d)	187,386
849,470		5.259% due 8/1/32 (a)(d)	864,680
1,432,085		4.852% due 12/1/32 (a)(d)	1,440,862
1,566,076		4.595% due 1/1/33 (a)(d)	1,574,548

See Notes to Schedule of Investments.

Legg Mason Partners Short-Term Investment Grade Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
FNMA - 22.8% (continued)
$2,439,537		4.522% due 6/1/33 (d)	$2,397,520
2,421,828		3.914% due 5/1/34 (d)	2,364,436
3,160,651		4.494% due 8/1/34 (d)	3,190,840
6,103,468		4.808% due 5/1/35 (a)(d)	6,059,656
31,700,000		5.000% due 10/12/36 (e)(f)	30,471,625
21,900,000		6.000% due 10/12/36 (e)(f)	22,002,667
12,000,000		5.000% due 11/13/36 (e)	11,531,256

		TOTAL FNMA	82,085,476

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $83,861,281)	84,276,157

SOVEREIGN BOND - 0.9%
Russia - 0.9%
2,820,000	BBB+	Russian Federation, 5.000% due 3/31/30 (c) (Cost - $3,024,450)	3,150,476

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.4%
U.S. Government Agencies - 1.7%
		Federal National Mortgage Association (FNMA):
3,700,000		5.000% due 1/15/07	3,696,544
2,464,729		Six Month LIBOR, 4.654% due 4/1/33 (d)	2,458,435

		Total U.S. Government Agencies	6,154,979

U.S. Government Obligations - 2.7%
		U.S. Treasury Notes:
3,750,000		3.375% due 2/28/07	3,726,124
5,900,000		3.625% due 4/30/07	5,855,290
200,000		3.125% due 9/15/08 (g)	194,281

		Total U.S. Government Obligations	9,775,695

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $16,088,466)	15,930,674

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $331,209,071)	331,811,795

SHORT-TERM INVESTMENTS - 26.9%
Certificate of Deposit (Yankee) - 1.4%
5,000,000		Credit Suisse New York, 4.700% due 11/3/06 (Cost - $5,000,000)	5,000,000

Repurchase Agreement - 25.2%
90,416,000		Nomura Securities International Inc. repurchase agreement dated 9/29/06, 5.330% due 10/2/06; Proceeds at maturity - $90,456,160; (Fully collateralized by various U.S. Government Agency Obligations, 3.625% to 3.750% due 5/17/07 to 9/15/08; Market value - $92,224,892) (Cost - $90,416,000)	90,416,000

U.S. Government Agency - 0.3%
1,200,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (g)(h) (Cost - $1,155,667)	1,156,154

		TOTAL SHORT-TERM INVESTMENTS (Cost - $96,571,667)	96,572,154

See Notes to Schedule of Investments.

Legg Mason Partners Short-Term Investment Grade Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2006

TOTAL INVESTMENTS - 119.2% (Cost - $427,780,738#)	$428,383,949
Liabilities in Excess of Other Assets - (19.2)%	(68,896,357)

TOTAL NET ASSETS - 100.0%	$359,487,592

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, TBA’s and/or mortgage dollar rolls.

(b)	Rating by Moody’s Investors Service.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(e)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(f)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 7 and 8 for definitions of ratings.

Abbreviations used in this schedule:

ARM - Adjustable Rate Mortgage

LIBOR - London Interbank Offered Rate

MASTR - Mortgage Asset Securitization Transactions Inc.

PAC - Planned Amortization Cost

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad

Bond Ratings (unaudited) (continued)

times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Short-Term Investment Grade Bond Fund (formerly known as Short-Term Investment Grade Bond Fund ) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Funds, Inc. (formerly known as Smith Barney Funds Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

Notes to Schedule of Investments (unaudited) (continued)

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,434,524
Gross unrealized depreciation	(1,831,313)

Net unrealized appreciation	$603,211

At September 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 2 Year Notes	1,182	12/06	$241,221,021	$241,719,000	$497,979
U.S. Treasury 5 Year Notes	66	12/06	6,978,799	6,964,031	(14,768)

					$483,211
Contracts to Sell:
U.S. Treasury 10 Year Notes	648	12/06	$69,329,995	$70,024,500	$(694,505)

Net Unrealized Loss on Open Futures Contracts					$(211,294)

During the period ended September 30, 2006, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $274,700,847. At September 30, 2006, the Fund had outstanding net contracts to repurchase mortgage-backed securities of $80,062,063 for scheduled settlement on October 12, 2006.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Funds, Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: November 28, 2006

By:	/s/ ROBERT J. BRAULT
Robert J. Brault Chief Financial Officer

Date: November 28, 2006